Description of Business (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 item	Sep. 11, 2023 USD ($)	Jun. 30, 2022 item
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation	4
Number of operating vessels	18		17
Undrawn portion of revolving credit facilities | $		$ 5